Notes Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2024
Notes Receivable, Net (Tables) [Line Items]
Schedule of Notes Receivable, Net	Accounts receivable, net as of March 31, 2024 and September 30, 2023 consisted of the following:
	March 31, 2024	September 30, 2023
Accounts receivable	$20,072,232	$25,021,916
Less: allowance for credit losses	(1,553,365)	(2,391,641)
Accounts receivable, net	$18,518,867	$22,630,275

Schedule of Changes in the Allowance for Credit Losses	Changes in the allowance for credit losses as of March 31, 2024 are as follow:
March 31, 2024
Beginning balance	$-
Addition (reduction) of credit losses allowance	229,929
Write-off	-
Exchange difference	(443)
Ending balance	$229,486

Notes Receivable [Member]
Notes Receivable, Net (Tables) [Line Items]
Schedule of Notes Receivable, Net	Notes receivable, net as of March 31, 2024 and September 30, 2023 consisted of the following:
	March 31, 2024	September 30, 2023
Notes receivable	$9,026,812	$7,661,035
Less: allowance for credit losses	(229,486)	-
Notes receivable, net	$8,797,326	$7,661,035